Intangible assets	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
Intangible assets

Changes in the Group’s intangible assets in 2019 and 2018 were as follows:

	Goodwill	Software	Trademarks	Others	Total
At January 1, 2018
Cost	12,412	7,251	2,461	234	22,358
Accumulated amortization	—	(3,400)	(1,556)	(210)	(5,166)
Net book amount	12,412	3,851	905	24	17,192
Year ended December 31, 2018
Opening net book amount	12,412	3,851	905	24	17,192
Adjustment of opening net book amount for the application of IAS 29	15,554	836	—	—	16,390
Exchange differences	(6,616)	(1,139)	(19)	(1)	(7,775)
Additions	—	3,217	—	105	3,322
Amortization charge (i)	—	(1,168)	—	(52)	(1,220)
Closing net book amount	21,350	5,597	886	76	27,909
At December 31, 2018
Cost	21,350	10,165	2,442	338	34,295
Accumulated amortization	—	(4,568)	(1,556)	(262)	(6,386)
Net book amount	21,350	5,597	886	76	27,909
Year ended December 31, 2019
Opening net book amount	21,350	5,597	886	76	27,909
Exchange differences	(695)	(329)	(1)	(16)	(1,041)
Additions	—	2,080	6,431	106	8,617
Acquisition of subsidiaries	—	66	—	—	66
Disposal	(635)	(6)	—	—	(641)
Amortization charge (i)	—	(1,147)	—	(84)	(1,231)
Closing net book amount	20,020	6,261	7,316	82	33,679
At December 31, 2019
Cost	20,020	11,976	8,872	428	41,296
Accumulated amortization	—	(5,715)	(1,556)	(346)	(7,617)
Net book amount	20,020	6,261	7,316	82	33,679

(i)
Amortization charges are included in “General and administrative expenses” and “Selling expenses” for the years ended December 31, 2019 and 2018, respectively. There were no impairment charges for any of the years presented (see Note 32 (a)).